TAXES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax exempt income	16.50%		16.50%
Federal statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Valuation allowance of deferred tax assets	$ 1,969		$ 22,483
Value added tax percentage	13.00%		13.00%
Value added tax payable	$ 2,693		$ 4,959
Income tax expenses related to other levies and witholding	$ 1,707		248
Value added tax payable			4,959	0
Other levies and witholding			$ 0	$ 0